Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment

9. Property, plant and equipment

		Furniture &	Chemical
Year ended December 31, 2023	Equipment	fixtures	library	Total
Opening net book amount	41,121	—	—	41,121
Additions	6,842	—	—	6,842
Depreciation charge	(25,359)	—	—	(25,359)
Closing net book amount	22,604	—	—	22,604

		Furniture &	Chemical
As of December 31, 2023	Equipment	fixtures	library	Total
Cost	1,721,251	7,564	1,207,165	2,935,980
Accumulated depreciation	(1,698,647)	(7,564)	(1,207,165)	(2,913,376)
Net book value	22,604	—	—	22,604

		Furniture &	Chemical
Year ended December 31, 2024	Equipment	fixtures	library	Total
Opening net book amount	22,604	—	—	22,604
Additions	1,273	—	—	1,273
Depreciation charge	(3,759)	—	—	(3,759)
Assets transferred to Neurosterix Pharma Sàrl	(18,987)	—	—	(18,987)
Closing net book amount	1,131	—	—	1,131

		Furniture &	Chemical
As of December 31, 2024	Equipment	fixtures	library	Total
Cost	84,775	—	—	84,775
Accumulated depreciation	(83,644)	—	—	(83,644)
Net book value	1,131	—	—	1,131

The gross value of property, plant and equipment decreased by CHF 2,851,205 between December 31, 2023, and December 31, 2024, primarily due to the transfer of fixed assets to Neurosterix Group on April 2, 2024 for a gross amount of CHF 2,596,458 and disposals amounting to CHF 256,020.

For the year ended December 31, 2024, the Group recorded a depreciation charge of CHF 3,096 (CHF 22,572 in 2023 and CHF 26,615 in 2022) as part of research and development expenses and CHF 663 (CHF 2,787 in 2023 and CHF 4,956 in 2022) as part of general and administration expenses.